400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 2059
Fax +1 415 618 1377
andrew.josef@blackrock.com

 July 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares Trust (the “Trust”)
           Securities Act File No. 333-92935;
           Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated June 29, 2012, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on June 29, 2012:

Series	Post-Effective Amendment No.
iShares 2018 S&P AMT-Free Municipal Series	745
iShares 2019 S&P AMT-Free Municipal Series	746

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Yours truly,

/s/ Andrew Josef
Andrew Josef, Esq.

cc:  Benjamin J. Haskin, Esq.